OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2021
OPERATING SEGMENTS

NOTE 25 – OPERATING SEGMENTS:

The Company and its subsidiaries are engaged in the following two segments:

a.	Advanced engineering capabilities to the military/security markets as well as development of related products for the civilian and retail markets. (“Advanced Engineering”)

b.	Retail automation solutions – Smart Carts (“Smart Carts”)

	For the year ended December 31, 2021
	Advanced Engineering	Smart Carts	Total
Revenues
External	$1,935	$750	$2,685
Inter-segment	-	-	-

Total	1,935	750	2,685

Segment loss	35,095	4,962	40,057

Finance expense, net			91
Tax expenses			142
Loss			$40,290

	For the year ended December 31, 2020
	Advanced Engineering	Smart Carts	Total
Revenues
External	$1,068	$-	$1,068
Inter-segment	-	-	-

Total	1,068	-	1,068

Segment loss	5,770	166	5,936

Finance expense, net			(32)
Tax expenses			(17)
Loss			$5,953

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 25 – OPERATING SEGMENTS (CONTINUED):

	As of December 31, 2021
	Advanced Engineering	Smart Carts	Adjustment & Elimination	Total

Segment assets	$12,118	$2,013	$-	$14,131

Segment liabilities	$1,786	$1,438	$-	$3,224

	As of December 31, 2020
	Advanced Engineering	Smart Carts	Adjustment & Elimination	Total

Segment assets	$8,598	$254	$-	$8,852

Segment liabilities	$10,418	$418	$-	$10,836